UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    -----------

                 First Trust/Aberdeen Emerging Opportunity Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2015
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2015 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 52.2%

                 BRAZIL - 5.1%
        148,779  Banco Bradesco S.A., ADR .................................................  $   1,380,671
         22,000  Lojas Renner S.A. ........................................................        620,457
         30,454  Multiplan Empreendimentos Imobiliarios S.A., Preference Shares ...........        535,978
         62,500  Souza Cruz S.A. ..........................................................        495,253
         58,267  Ultrapar Participacoes S.A. ..............................................      1,185,404
         84,104  Vale S.A., ADR ...........................................................        475,188
         58,842  Vale S.A., Preference Shares, ADR ........................................        285,384
                                                                                             -------------
                                                                                                 4,978,335
                                                                                             -------------

                 CHILE - 0.7%
         32,459  Banco Santander Chile S.A., ADR ..........................................        703,711
                                                                                             -------------

                 CHINA - 1.1%
        960,000  PetroChina Co., Ltd., Class H ............................................      1,062,448
                                                                                             -------------

                 HONG KONG - 6.1%
        262,000  AIA Group Ltd. ...........................................................      1,649,189
        120,000  China Mobile Ltd. ........................................................      1,566,430
        202,000  Hang Lung Group Ltd. .....................................................        921,065
        600,000  Swire Pacific Ltd., B Shares .............................................      1,540,117
         89,600  Swire Properties Ltd. ....................................................        291,822
                                                                                             -------------
                                                                                                 5,968,623
                                                                                             -------------

                 HUNGARY - 0.6%
         45,000  Richter Gedeon Nyrt ......................................................        619,934
                                                                                             -------------

                 INDIA - 8.2%
         17,000  Grasim Industries Ltd. ...................................................        984,000
         16,000  Hero MotoCorp Ltd. .......................................................        674,911
         78,000  Hindustan Unilever Ltd. ..................................................      1,088,775
         93,500  Housing Development Finance Corp., Ltd. ..................................      1,965,732
        100,000  ICICI Bank Ltd. ..........................................................        504,145
         41,736  Infosys Ltd. .............................................................      1,479,438
        208,173  ITC Ltd. .................................................................      1,083,922
          7,428  UltraTech Cement Ltd. ....................................................        341,588
                                                                                             -------------
                                                                                                 8,122,511
                                                                                             -------------

                 INDONESIA - 1.9%
      2,832,100  PT Astra International Tbk ...............................................      1,857,381
                                                                                             -------------

                 ITALY - 0.9%
         30,900  Tenaris S.A., ADR ........................................................        865,200
                                                                                             -------------

                 MALAYSIA - 1.0%
        234,242  CIMB Group Holdings Berhad ...............................................        393,408
        120,000  Public Bank Berhad .......................................................        611,745
                                                                                             -------------
                                                                                                 1,005,153
                                                                                             -------------

                 MEXICO - 4.3%
         17,700  Fomento Economico Mexicano, S.A.B. de C.V., ADR (b).......................      1,654,950
         34,500  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ................      1,342,050


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                 MEXICO (CONTINUED)
        218,182  Grupo Financiero Banorte, S.A.B. de C.V., O Shares .......................  $   1,265,022
                                                                                             -------------
                                                                                                 4,262,022
                                                                                             -------------

                 PHILIPPINES - 2.1%
      1,400,000  Ayala Land, Inc. .........................................................      1,205,817
        394,359  Bank of the Philippine Islands ...........................................        886,646
                                                                                             -------------
                                                                                                 2,092,463
                                                                                             -------------

                 POLAND - 0.8%
         17,000  Bank Pekao S.A. ..........................................................        824,542
                                                                                             -------------

                 PORTUGAL - 0.6%
         45,692  Jeronimo Martins SGPS S.A. ...............................................        574,822
                                                                                             -------------

                 RUSSIA - 2.4%
         29,500  LUKOIL, ADR ..............................................................      1,354,935
          5,181  Magnit OJSC ..............................................................      1,010,384
                                                                                             -------------
                                                                                                 2,365,319
                                                                                             -------------

                 SOUTH AFRICA - 3.1%
         48,610  Massmart Holdings Ltd. ...................................................        601,163
         27,000  MTN Group Ltd. ...........................................................        456,344
         20,978  SABMiller PLC ............................................................      1,100,009
        119,729  Truworths International Ltd...............................................        871,241
                                                                                             -------------
                                                                                                 3,028,757
                                                                                             -------------

                 SOUTH KOREA - 3.4%
          3,500  E-Mart Co., Ltd. .........................................................        735,049
          2,620  Samsung Electronics Co., Ltd., Preference Shares .........................      2,607,130
                                                                                             -------------
                                                                                                 3,342,179
                                                                                             -------------

                 TAIWAN - 2.5%
        150,005  Taiwan Mobile Co., Ltd. ..................................................        524,945
        409,954  Taiwan Semiconductor Manufacturing Co., Ltd. .............................      1,906,306
                                                                                             -------------
                                                                                                 2,431,251
                                                                                             -------------

                 THAILAND - 2.6%
         79,000  PTT Exploration & Production PCL .........................................        264,628
         67,700  Siam Cement Public (The) Co., Ltd. .......................................      1,061,063
        230,600  Siam Commercial Bank Public Co., Ltd. ....................................      1,261,426
                                                                                             -------------
                                                                                                 2,587,117
                                                                                             -------------

                 TURKEY - 2.5%
        188,635  Akbank TAS ...............................................................        555,267
         40,444  BIM Birlesik Magazalar AS ................................................        717,421
        146,150  Haci Omer Sabanci Holding AS .............................................        516,250
        192,000  Turkiye Garanti Bankasi AS ...............................................        630,186
                                                                                             -------------
                                                                                                 2,419,124
                                                                                             -------------

                 UNITED KINGDOM - 1.5%
         26,000  BHP Billiton PLC .........................................................        569,839


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                 UNITED KINGDOM (CONTINUED)
         58,242  Standard Chartered PLC ...................................................      $ 944,738
                                                                                             -------------
                                                                                                 1,514,577
                                                                                             -------------

                 UNITED STATES - 0.8%
         10,500  Yum! Brands, Inc. ........................................................        826,560
                                                                                             -------------
                 TOTAL COMMON STOCKS ......................................................     51,452,029
                 (Cost $38,152,947)                                                          -------------

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 39.5%

                 ARGENTINA - 1.2%
      1,300,000  Argentina Bonar Bonds (USD) .............      7.00%          04/17/17          1,229,250
                                                                                             -------------

                 ARMENIA - 0.4%
        396,000  Republic of Armenia (USD) (c)............      6.00%          09/30/20            389,070
                                                                                             -------------

                 BAHRAIN - 0.2%
        250,000  Bahrain Government International Bond
                     (USD) (c)............................      6.00%          09/19/44           241,875
                                                                                             -------------

                 BRAZIL - 2.7%
     10,260,000  Brazil Notas do Tesouro Nacional, Series
                     F (BRL) .............................     10.00%          01/01/25          2,711,850
                                                                                             -------------

                 CHILE - 0.3%
        250,000  Empresa Nacional del Petroleo (USD) (c)..      4.38%          10/30/24            254,910
                                                                                             -------------

                 COLOMBIA - 1.7%
    833,000,000  Colombia Government International Bond
                     (COP) ...............................      7.75%          04/14/21            360,269
  2,677,000,000  Colombia Government International Bond
                     (COP) ...............................      9.85%          06/28/27          1,337,229
                                                                                             -------------
                                                                                                 1,697,498
                                                                                             -------------

                 COSTA RICA - 0.3%
        300,000  Costa Rica Government International Bond
                     (USD) ...............................      4.25%          01/26/23            286,500
                                                                                             -------------

                 CROATIA - 1.3%
        930,000  Croatia Government International Bond
                     (USD) ...............................      6.63%          07/14/20          1,035,787
        200,000  Croatia Government International Bond
                     (USD) ...............................      6.00%          01/26/24            222,376
                                                                                             -------------
                                                                                                 1,258,163
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.8%
        200,000  Dominican Republic International Bond
                     (USD) ...............................      7.50%          05/06/21            224,600


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 DOMINICAN REPUBLIC (CONTINUED)
        118,000  Dominican Republic International Bond
                     (USD) ...............................      8.63%          04/20/27      $     141,010
        100,000  Dominican Republic International Bond
                     (USD) (c)............................      7.45%          04/30/44            113,250
        290,000  Dominican Republic International Bond
                     (USD) (c)............................      6.85%          01/27/45            305,950
                                                                                             -------------
                                                                                                   784,810
                                                                                             -------------

                 EGYPT - 1.2%
      8,950,000  Egypt Treasury Bills (EGP) ..............      (d)            04/14/15          1,169,918
                                                                                             -------------

                 ETHIOPIA - 0.3%
        310,000  Federal Democratic Republic of Ethiopia
                     (USD) (c)............................      6.63%          12/11/24            302,250
                                                                                             -------------

                 GEORGIA - 0.4%
        350,000  Georgian Oil and Gas Corp. JSC
                     (USD) (c)............................      6.88%          05/16/17            353,598
                                                                                             -------------

                 GHANA - 0.8%
        350,000  Republic of Ghana (USD) (c)..............      8.13%          01/18/26            333,140
        500,000  Republic of Ghana (USD) .................      8.13%          01/18/26            475,915
                                                                                             -------------
                                                                                                   809,055
                                                                                             -------------

                 HONDURAS - 0.7%
        630,000  Honduras Government International Bond
                     (USD) (c)............................      7.50%          03/15/24            675,675
                                                                                             -------------

                 HUNGARY - 0.6%
    140,630,000  Hungary Government Bond (HUF) ...........      5.50%          06/24/25            598,349
                                                                                             -------------

                 INDONESIA - 2.8%
        700,000  Indonesia Government International Bond
                     (USD) (c)............................      5.88%          01/15/24            811,125
  4,000,000,000  Indonesia Treasury Bond (IDR) ...........     10.00%          07/15/17            325,478
  6,900,000,000  Indonesia Treasury Bond (IDR) ...........      6.13%          05/15/28            465,400
  5,500,000,000  Indonesia Treasury Bond (IDR) ...........     10.50%          08/15/30            529,416
  7,311,000,000  Indonesia Treasury Bond (IDR) ...........      8.38%          03/15/34            596,154
                                                                                             -------------
                                                                                                 2,727,573
                                                                                             -------------

                 IRAQ - 0.8%
        880,000  Republic of Iraq (USD) ..................      5.80%          01/15/28            743,600
                                                                                             -------------

                 IVORY COAST - 0.8%
        240,000  Ivory Coast Government International Bond
                     (USD) (c)............................      6.38%          03/03/28            241,200
        570,000  Ivory Coast Government International Bond
                     (USD) ...............................      5.75%          12/31/32            547,246
                                                                                             -------------
                                                                                                   788,446
                                                                                             -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 KAZAKHSTAN - 1.1%
      1,170,000  Kazakhstan Government International Bond
                     (USD) (c)............................      3.88%          10/14/24      $   1,086,813
                                                                                             -------------

                 KENYA - 0.2%
        200,000  Kenya Government International Bond
                     (USD) ...............................      6.88%          06/24/24            209,850
                                                                                             -------------

                 MEXICO - 2.5%
      3,890,000  Mexican Bonos (MXN) .....................      6.50%          06/09/22            267,214
     22,540,000  Mexican Bonos (MXN) .....................      8.50%          11/18/38          1,847,611
      5,733,614  Mexican Udibonos, Inflation Adjusted Bond
                     (MXN) (e)............................      4.50%          11/22/35            368,405
                                                                                             -------------
                                                                                                 2,483,230
                                                                                             -------------

                 MONGOLIA - 0.9%
        580,000  Development Bank of Mongolia LLC (USD)...      5.75%          03/21/17            549,550
        400,000  Mongolia Government International Bond
                     (USD) ...............................      5.13%          12/05/22            340,000
                                                                                             -------------
                                                                                                   889,550
                                                                                             -------------

                 PERU - 0.7%
      2,102,000  Peruvian Government International Bond
                     (PEN) ...............................      6.95%          08/12/31            699,613
                                                                                             -------------

                 POLAND - 0.7%
      1,670,000  Poland Government Bond (PLN) ............      4.00%          10/25/23            503,022
        640,000  Poland Government Bond (PLN) ............      5.75%          04/25/29            234,230
                                                                                             -------------
                                                                                                   737,252
                                                                                             -------------

                 ROMANIA - 1.2%
        700,000  Romanian Government International Bond
                     (USD) ...............................      6.75%          02/07/22            849,625
        260,000  Romanian Government International Bond
                     (USD) (c)............................      6.13%          01/22/44            331,292
                                                                                             -------------
                                                                                                 1,180,917
                                                                                             -------------

                 RUSSIA - 3.7%
    221,556,000  Russian Federal Bond - OFZ (RUB) ........      7.05%          01/19/28          2,674,280
        400,000  Russian Foreign Bond - Eurobond (USD) ...      4.88%          09/16/23            386,880
        650,000  Vnesheconombank Via VEB Finance PLC
                     (USD) ...............................      6.90%          07/09/20            601,250
                                                                                             -------------
                                                                                                 3,662,410
                                                                                             -------------

                 RWANDA - 0.5%
        300,000  Rwanda International Government Bond
                     (USD) ...............................      6.63%          05/02/23            303,000


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 RWANDA (CONTINUED)
        200,000  Rwanda International Government Bond
                     (USD) (c)............................      6.63%          05/02/23      $     202,000
                                                                                             -------------
                                                                                                   505,000
                                                                                             -------------

                 SENEGAL - 0.4%
        380,000  Senegal Government International Bond
                     (USD) ...............................      8.75%          05/13/21            428,260
                                                                                             -------------

                 SERBIA - 0.6%
        600,000  Republic of Serbia (USD) ................      5.25%          11/21/17            625,110
                                                                                             -------------

                 SOUTH AFRICA - 2.8%
        450,000  Eskom Holdings SOC Ltd. (USD) ...........      6.75%          08/06/23            450,090
        210,000  Eskom Holdings SOC Ltd. (USD) (c)........      6.75%          08/06/23            210,042
      9,550,000  South Africa Government Bond (ZAR) ......     10.50%          12/21/26            953,189
     13,810,000  South Africa Government Bond (ZAR) ......      8.00%          01/31/30          1,123,963
                                                                                             -------------
                                                                                                 2,737,284
                                                                                             -------------

                 TANZANIA - 0.7%
        680,000  Tanzania Government International Bond
                     (USD) (f)............................      6.40%          03/09/20            705,500
                                                                                             -------------

                 TUNISIA - 0.6%
        550,000  Banque Centrale de Tunisie SA (USD) (c)..      5.75%          01/30/25            556,875
                                                                                             -------------

                 TURKEY - 2.7%
      1,600,000  Turkey Government Bond (TRY) ............      6.30%          02/14/18            585,336
      4,150,000  Turkey Government Bond (TRY) ............     10.40%          03/20/24          1,808,444
        250,000  Turkey Government International Bond
                     (USD) ...............................      6.25%          09/26/22            285,000
                                                                                             -------------
                                                                                                 2,678,780
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.7%
        520,000  Emirate of Dubai Government International
                     Bonds (USD) .........................      7.75%          10/05/20            646,386
                                                                                             -------------

                 URUGUAY - 1.1%
        183,000  Uruguay Government International Bond
                     (USD) ...............................      7.63%          03/21/36            259,860
     20,868,758  Uruguay Government International Bond,
                     Inflation Adjusted Bond (UYU) (e)....      5.00%          09/14/18            821,188
                                                                                             -------------
                                                                                                 1,081,048
                                                                                             -------------

                 VENEZUELA - 0.6%
      1,230,000  Venezuela Government International Bond
                     (USD) ...............................      12.75%         08/23/22            544,275
                                                                                             -------------

                 ZAMBIA - 0.5%
        500,000  Zambia Government International Bond
                     (USD) (c)............................      8.50%          04/14/24            530,938
                                                                                             -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES ..................................     39,011,481
                 (Cost $43,091,559)                                                          -------------


FOREIGN CORPORATE BONDS AND NOTES (g) - 11.8%

                 BANGLADESH - 0.3%
        250,000  Banglalink Digital Communications Ltd.
                     (USD) (c)............................      8.63%          05/06/19      $     257,500
                                                                                             -------------

                 BRAZIL - 0.7%
        350,000  OAS Finance Ltd. (USD) (c) (i) (j) (k)...      8.88%             (h)               52,500
        200,000  OAS Investments GmbH (USD) (c) (i) (j)...      8.25%          10/19/19             30,500
        384,000  Petrobras Global Finance BV (USD) .......      7.25%          03/17/44            362,488
        313,231  QGOG Atlantic/Alaskan Rigs Ltd. (USD) ...      5.25%          07/30/18            272,824
                                                                                             -------------
                                                                                                   718,312
                                                                                             -------------

                 CANADA - 0.5%
        650,000  Uranium One Investments, Inc. (USD) (c)..      6.25%          12/13/18            520,130
                                                                                             -------------

                 CHILE - 0.3%
        320,000  SACI Falabella (USD) ....................      3.75%          04/30/23            320,948
                                                                                             -------------

                 COLOMBIA - 0.3%
        460,000  Pacific Rubiales Energy Corp. (USD) (c)..      5.38%          01/26/19            304,750
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.4%
        350,000  AES Andres Dominicana, Ltd. / Itabo
                     Dominicana, Ltd. (USD) ..............      9.50%          11/12/20            365,750
                                                                                             -------------

                 EL SALVADOR - 0.3%
        268,000  Telemovil Finance Co., Ltd. (USD) .......      8.00%          10/01/17            280,060
                                                                                             -------------

                 GUATEMALA - 0.9%
        400,000  Comcel Trust via Comunicaciones Celulares
                     SA (USD) (c).........................      6.88%          02/06/24            427,200
        400,000  Industrial Subordinated Trust (USD) .....      8.25%          07/27/21            434,000
                                                                                             -------------
                                                                                                   861,200
                                                                                             -------------

                 INDONESIA - 0.4%
        440,000  Pertamina Persero PT (USD) (c)...........      4.30%          05/20/23            443,300
                                                                                             -------------

                 KAZAKHSTAN - 0.4%
        400,000  Zhaikmunai LLP (USD) (c)...................    7.13%          11/13/19            347,000
                                                                                             -------------

                 MEXICO - 1.5%
        270,000  Alfa SAB de CV (USD) ......................    6.88%          03/25/44            297,810
        350,000  BBVA Bancomer S.A. (USD) (c)...............    6.75%          09/30/22            396,620
        350,000  CEMEX Espana S.A. (USD) ...................    9.88%          04/30/19            391,125
        150,000  Petroleos Mexicanos (USD) .................    6.38%          01/23/45            168,075


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (g) (CONTINUED)

                 MEXICO (CONTINUED)
        200,000  Sixsigma Networks Mexico S.A. de CV (USD)
                     (c)..................................      8.25%          11/07/21      $     210,000
                                                                                             -------------
                                                                                                 1,463,630
                                                                                             -------------

                 MOZAMBIQUE - 0.7%
        700,000  EMATUM Via Mozambique EMATUM Finance 2020
                     BV (USD) ............................      6.31%          09/11/20            675,675
                                                                                             -------------

                 NIGERIA - 0.4%
        320,000  Diamond Bank PLC (USD) (c)...............      8.75%          05/21/19            259,354
        200,000  Zenith Bank PLC (USD) (c)................      6.25%          04/22/19            184,500
                                                                                             -------------
                                                                                                   443,854
                                                                                             -------------

                 PARAGUAY - 0.5%
        500,000  Banco Regional SAECA (USD) (c)...........      8.13%          01/24/19            531,900
                                                                                             -------------

                 PERU - 0.4%
        160,000  InRetail Consumer (USD) (c)..............      5.25%          10/10/21            164,000
        200,000  Union Andina de Cementos SAA (USD) ......      5.88%          10/30/21            202,700
                                                                                             -------------
                                                                                                   366,700
                                                                                             -------------

                 RUSSIA - 1.9%
        400,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                     (USD) ...............................      7.75%          04/28/21            394,616
        230,000  Evraz Group S.A. (USD) (c)...............      6.50%          04/22/20            204,240
        350,000  Lukoil International Finance BV (USD) ...      4.56%          04/24/23            297,220
        350,000  Rosneft Oil Co. Via Rosneft International
                     Finance Ltd. (USD) ..................      4.20%          03/06/22            277,813
        310,000  Sberbank of Russia Via SB Capital SA
                     (USD) ...............................      6.13%          02/07/22            290,228
        380,000  Vimpel Communications Via VIP Finance
                     Ireland Ltd., OJSC (USD) ............      7.75%          02/02/21            377,606
                                                                                             -------------
                                                                                                 1,841,723
                                                                                             -------------

                 TURKEY - 0.5%
        200,000  Arcelik AS (USD) (c).....................      5.00%          04/03/23            191,900
        300,000  Yasar Holdings AS (USD) (c)..............      8.88%          05/06/20            313,500
                                                                                             -------------
                                                                                                   505,400
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.7%
        600,000  Jafz Sukuk Ltd. (USD) ...................      7.00%          06/19/19            687,000
                                                                                             -------------

                 VENEZUELA - 0.7%
      1,050,000  Petroleos de Venezuela S.A. (USD) .......      8.50%          11/02/17            695,625
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES ..................................     11,630,457
                 (Cost $12,421,198)                                                          -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


                 TOTAL INVESTMENTS - 103.5% ...............................................  $ 102,093,967
                 (Cost $93,665,704) (l)

                 OUTSTANDING LOAN - (5.9%) ................................................     (5,800,000)

                 NET OTHER ASSETS AND LIABILITIES - 2.4% ..................................      2,323,884
                                                                                             -------------
                 NET ASSETS - 100.0% ......................................................  $  98,617,851
                                                                                             =============

---------------------------------------
      (a) All of these securities are available to serve as collateral for the outstanding loan.

      (b)   Non-income producing security.

      (c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the Fund's sub-advisor. At March 31, 2015, securities noted as such amounted to $11,778,897 or 11.94% of net assets.

      (d)   Zero coupon bond.

      (e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

      (f) Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2015.

      (g) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.

      (h)   Perpetual maturity.

      (i) This issuer is in default and interest is not being accrued by the Fund.

      (j)   This company has filed for protection in a Sao Paulo state court.

      (k) Fixed to Floating rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2015.

      (l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,803,750 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,375,487.

      ADR   American Depositary Receipt

Currency Abbreviations
      BRL   Brazilian Real
      COP   Colombian Peso
      EGP   Egyptian Pound
      EUR   Euro
      GBP   British Pound Sterling
      HKD   Hong Kong Dollar
      HUF   Hungarian Forint
      IDR   Indonesian Rupiah
      INR   Indian Rupee
      KRW   South Korean Won
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      PEN   Peruvian New Sol
      PHP   Philippines Peso
      PLN   Polish Zloty


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)


      RUB   Russian Ruble
      THB   Thailand Baht
      TRY   Turkish Lira
      TWD   Taiwan New Dollar
      USD   United States Dollar
      UYU   Uruguayan Peso
      ZAR   South African Rand

---------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    51,452,029  $  51,452,029  $            --  $           --
Foreign Sovereign Bonds and Notes*............       39,011,481             --       39,011,481              --
Foreign Corporate Bonds and Notes*............       11,630,457             --       11,630,457              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   102,093,967  $  51,452,029  $    50,641,938  $           --
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........          287,072             --          287,072              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $   102,381,039  $  51,452,029  $    50,929,010  $           --
                                                ===============  =============  ===============  ==============


                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   3/31/2015        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $      (114,641) $          --  $      (114,641) $           --
                                                ===============  =============  ===============  ==============

*   See Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $39,422,026 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)

--------------------------------------------------
CURRENCY EXPOSURE                     % OF TOTAL
DIVERSIFICATION                      INVESTMENTS #
--------------------------------------------------
USD                                      40.0%
INR                                       9.0
HKD                                       6.9
ZAR                                       5.6
BRL                                       5.3
IDR                                       3.7
MXN                                       3.7
TRY                                       3.6
RUB                                       3.6
KRW                                       3.3
THB                                       2.5
TWD                                       2.4
PHP                                       2.0
PLN                                       1.5
HUF                                       1.2
EGP                                       1.1
MYR                                       1.0
GBP                                       0.9
UYU                                       0.8
PEN                                       0.7
COP                                       0.6
EUR                                       0.6
----------------------------------------------
                             Total      100.0%
                                        ======

#  The weightings include the impact of currency forwards.



------------------------------------------------------------
                                                 % OF TOTAL
INDUSTRY CLASSIFICATION                          INVESTMENTS
------------------------------------------------------------
Sovereigns                                          35.3%
Banks                                               12.9
Real Estate                                          5.1
Oil, Gas & Consumable Fuels                          3.8
Food & Staples Retailing                             3.6
Wireless Telecommunications Services                 3.6
Construction Materials                               2.9
Beverages                                            2.7
Automobiles                                          2.5
Technology Hardware, Storage & Peripherals           2.5
Semiconductors & Semiconductor Equipment             1.9
Thrifts & Mortgage Finance                           1.9
Insurance                                            1.6
Integrated Oils                                      1.6
Metals & Mining                                      1.5
Tobacco                                              1.5
IT Services                                          1.4
Transportation Infrastructure                        1.3
Government Agencies                                  1.1
Household Products                                   1.1
Energy Equipment & Services                          0.8
Exploration & Production                             0.8
Financial Services                                   0.8
Hotels Restaurants & Leisure                         0.8
Specialty Retail                                     0.8
Consumer Services                                    0.7
Government Development Banks                         0.6
Multiline Retail                                     0.6
Pharmaceuticals                                      0.6
Diversified Financial Services                       0.5
Consumer Finance                                     0.4
Power Generation                                     0.4
Chemicals                                            0.3
Department Stores                                    0.3
Oil & Gas Services & Equipment                       0.3
Pipeline                                             0.3
Wireline Telecommunications Services                 0.3
Home Improvement                                     0.2
Refining & Marketing                                 0.2
Software & Services                                  0.2
Supermarkets & Pharmacies                            0.2
Industrial Other                                     0.1
------------------------------------------------------------
                                        Total      100.0%
                                                   ======


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (Continued)
MARCH 31, 2015 (UNAUDITED)

--------------------------------------------------
                                      % OF TOTAL
                                     FIXED-INCOME
CREDIT QUALITY(1)                    INVESTMENTS
--------------------------------------------------
A                                         6.8%
A-                                        1.7
BBB+                                     12.2
BBB                                      11.4
BBB-                                     20.0
BB+                                      11.1
BB                                        1.3
BB-                                       7.7
B+                                       13.7
B                                         8.8
CCC                                       2.4
C                                         0.2
NR                                        2.7
----------------------------------------------
                             Total      100.0%
                                        ======

(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying foreign sovereign and foreign corporate bonds and notes in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)


FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments).

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE          UNREALIZED
SETTLEMENT                         AMOUNT               AMOUNT         VALUE AS OF       VALUE AS OF    APPRECIATION/
    DATE     COUNTERPARTY       PURCHASED (a)           SOLD (a)      MARCH 31, 2015   MARCH 31, 2015   (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
 05/29/15   CIT              BRL      3,326,000   USD      1,087,639        1,024,417        1,087,639         (63,222)
 05/29/15   BAR              INR    116,729,000   USD      1,858,150        1,840,880        1,858,150         (17,270)
 04/16/15   BAR              MXN      3,999,000   USD        271,685          261,884          271,685          (9,801)
 04/16/15   UBS              ZAR      4,700,000   USD        402,204          386,420          402,204         (15,784)
 05/29/15   DNDF             USD      1,178,096   BRL      3,326,000        1,178,096        1,024,417         153,679
 05/29/15   CIT              USD      1,095,790   COP  2,860,011,000        1,095,790        1,091,949           3,841
 05/29/15   CIT              USD        787,168   INR     49,749,000          787,168          784,569           2,599
 04/16/15   DNDF             USD        263,995   MXN      3,999,000          263,995          261,884           2,111
 04/16/15   JPM              USD      1,166,934   TRY      2,721,000        1,166,934        1,042,092         124,842
 04/16/15   CIT              USD        377,856   ZAR      4,700,000          377,856          386,420          (8,564)
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)............................................................  $      172,431
                                                                                                        ==============

(a)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
       BAR  Barclays Bank
       CIT  Citibank, NA
      DNDF  Deutsche NDF Currencies
       JPM  JPMorgan Chase
       UBS  UBS


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                           MARCH 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P.'s ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretions of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Common stocks and other securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent pricing service.

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                           MARCH 31, 2015 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on Aberdeen Asset Management Inc.'s or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                           MARCH 31, 2015 (UNAUDITED)


      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At March 31, 2015, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                          3. DERIVATIVES TRANSACTIONS

For the fiscal year-to-date period (January 1, 2015 through March 31, 2015), notional values of forward foreign currency contracts opened and closed were $14,292,283 and $10,504,413, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust/Aberdeen Emerging Opportunity Fund
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 20, 2015
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 20, 2015
     ---------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 20, 2015
     ---------------

* Print the name and title of each signing officer under his or her signature.